Cost of sales	12 Months Ended
Dec. 31, 2024
Cost of sales
Cost of sales

7.Cost of sales

	2024	2023	2022
	$'000	$'000	$'000

Power generation	348,831	396,714	419,151
Depreciation (note 14)(a)	304,384	373,889	411,579
Tower repairs and maintenance	53,368	96,258	90,126
Amortization (note 15)	42,468	44,618	42,050
Staff costs (note 8.2)	24,411	33,149	33,229
Security services	18,015	42,512	43,448
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	14,767	87,696	38,157
Regulatory fees	8,148	37,502	33,999
Short-term rental	5,797	8,613	14,111
Travel costs	5,702	9,700	5,343
Insurance	4,524	4,648	5,109
Impairment of assets held for sale (note 14)	2,853	—	—
Short-term other rent	2,043	2,266	2,813
Professional fees	1,943	2,570	3,460
Vehicle maintenance and repairs	1,814	2,184	1,968
Other(b)	51,465	40,987	12,458
	890,533	1,183,306	1,157,001
(a)	Presented net of related indirect tax receivable in Brazil of $1.2 million (2023: $1.3 million, 2022: $0.9 million). Refer to note 14.
(b)	Included in Other are $30.7 million (2023: $31.1 million, 2022: $0.8 million) of foreign exchange losses on cost of sales.